AEW REAL ESTATE FUND

      Supplement dated December 12, 2016 to the Prospectus and Summary Prospectus of the AEW Real Estate Fund (the   “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective January 17, 2017, Gina Szymanski will join the portfolio management team of the Fund.

Effective January 17, 2017, the information under the subsection “Portfolio Managers” in the section “Management” of the Fund Summary is revised to include the following:

Gina Szymanski, CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2017.

Effective January 17, 2017, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Gina Szymanski, CFA — Gina Szymanski has co-managed the AEW Real Estate Fund since 2017. Ms. Szymanski, Director and Co-Portfolio Manager, joined the firm in 2017. Prior to that, Ms. Szymanski worked at Putnam Investments where she managed the REIT sleeve of Putnam’s Research Fund and was a member of the Global Equity Research team. Ms. Szymanski holds an Honors Bachelor of Mathematics in Economics and Business Administration from the University of Waterloo and a Master of Science in Finance from Carnegie Mellon University. She holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.

AEW REAL ESTATE FUND

Supplement dated December 12, 2016 to the Statement of Additional Information of the AEW Real Estate Fund (the “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective January 17, 2017, Gina Szymanski will join the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of the date of this supplement, Gina Szymanski did not manage any other accounts.

Portfolio Managers’ Ownership of Fund Shares

As of the date of this supplement, Ms. Szymanski did not own any shares of the Fund.